TRADE AND OTHER RECEIVABLES - MOVEMENTS IN THE PROVISION FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Opening balance	$ (6,433)	$ (2,175)
Allowance	(6,649)	(4,588)
Reversal	1,356	277
Translation differences	225	53
Total	$ (3,571)	$ (6,433)